Secured Convertible Note (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended				3 Months Ended	9 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jun. 26, 2012	Jul. 31, 2013	Jul. 26, 2012	Jul. 31, 2012 item	Sep. 17, 2012	Jul. 31, 2011	Jul. 31, 2013 Notes Payable, Other Payables [Member]	Jan. 25, 2013 Notes Payable, Other Payables [Member]	Jul. 31, 2012 Convertible Debt [Member]	Jul. 10, 2012 Convertible Debt [Member] loan	Jul. 31, 2013 Bridge Loan [Member]	Jul. 31, 2012 Bridge Loan [Member]	Apr. 24, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Jul. 31, 2013 Private Placement [Member]	Jul. 31, 2012 Warrant Liability [Member]	Apr. 30, 2014 Warrant Liability [Member]	Jul. 31, 2013 Warrant Liability [Member]	Jul. 31, 2011 Warrant Liability [Member]	Apr. 30, 2014 Warrant Liability [Member] Bridge Loan [Member]	Apr. 30, 2014 Warrant Liability [Member] Bridge Loan [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt													$ 1,200,000
Number Of Lenders														9
Convertible debt principal											1,125,000	1,125,000		1,333,000
Notes interest rate											7.50%					10.00%
Debt Issuance Secured Convertible Notes Issued Coupon Rate								0.00%
Debt Issuance Secured Convertible Notes Issued Effective Late Fee								10.00%
Short-term Debt, Interest Rate Increase								18.00%
Number of days after default higher interest rate is effective								5 days
Debt Instrument, Fair Value						0		1,282,000							1,270,000
Imputed interest						174,000									63,000
Common Stock, Shares, Held In Escrow For Repayment Of Note																575,000
Common Stock Shares Held In Escrow For Repayment Of Note, Post Amendment																500,000
Debt Instrument, Convertible, Conversion Price								$ 3.28
Debt Instrument, Convertible, Beneficial Conversion Feature					33,000			33,000
Common Stock Shares Issued To Lenders								54,878
Warrants liability	10,000		10,000			51,000		319,000		0											286,000	10,000	51,000	0
Change in fair value of derivative liability			56,000	(270,000)		(268,000)		(11,000)																	3,000	(56,000)
Value Of Common Stock Shares Issued To Lenders								166,000
Warrant Exercise Price, Bridge Loan Warrants								$ 3.28
Common Stock Warrants Issued To Placement Agent								4,374
Value Of Common Stock Warrants Issued To Lenders And Placement Agent					51,000	286,000	297,000
Total, Common Stock Warrants Issued To Lenders And Placement Agent								132,420
Amortization of Debt Discount (Premium)			0	371,000		371,000		91,000
Aggregate number of exercises			122,711
Bridge Loan Deferred Financing Fees								267,000
Fair Value Of Common Stock Issued For Placement Agent								2,000
Common Stock Issued For Placement Agent								625
Deferred financing			0	215,000		215,000		53,000
Convertible debt interest expense	2,000	2,000	7,000	591,000		593,000		144,000							371,000
Amortization Of Stock Issued With Bridge Loan															$ 215,000
Common Stock,Issued	28,555,500		28,555,500			12,569,503		6,644,555	4,341,615								1,000,000		218,938	183,333					100,662	100,662
Warrants outstanding																									9,709	9,709
Common Stock Warrants Issued To Lenders																					128,046
Warrant Term																	3 years	3 years			4 years